VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
So
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 94.5%
Australia : 9.9%
De Grey Mining Ltd. * 1,166,288 $ 1,567,946
Emerald Resources NL * † 460,981 1,079,721
Northern Star Resources Ltd. 124,900 1,441,992
Perseus Mining Ltd. 156,800 329,832
Predictive Discovery Ltd. * 8,081,072 1,916,764
Spartan Resources Ltd. * 1,345,200 1,601,618
Westgold Resources Ltd.
(CAD) * 424,224 769,414
8,707,287
Brazil : 4.7%
Wheaton Precious Metals
Corp. (USD) 53,753 4,172,846
Underline
Canada : 61.8%
Agnico Eagle Mines Ltd.
(USD) 81,990 8,888,536
Alamos Gold, Inc. (USD) 238,183 6,369,013
Allied Gold Corp. * 120,310 409,659
Artemis Gold, Inc. * 74,300 883,411
Barrick Gold Corp. (USD) 156,600 3,044,304
Franco-Nevada Corp. (USD) 27,930 4,400,651
G Mining Ventures Corp. * 367,990 4,799,814
Galway Metals, Inc. * 446,576 130,337
Kinross Gold Corp. (USD) 396,276 4,997,040
Liberty Gold Corp. * 3,712,609 877,167
Lundin Gold, Inc. 117,800 3,647,662
MAG Silver Corp. * 105,700 1,607,848
OceanaGold Corp. 535,900 1,787,513
Omai Gold Mines Corp. * 108,800 33,266
Omai Gold Mines Corp. ø 1,551,500 442,038
Osisko Gold Royalties Ltd.
(USD) 151,800 3,206,016
Pan American Silver Corp.
(USD) 149,700 3,866,751
Silver Tiger Metals, Inc. * 200,200 45,214
Skeena Resources Ltd. * 127,253 1,283,097
Snowline Gold Corp. * 247,500 1,472,221
Torex Gold Resources, Inc. * 56,700 1,570,130
Troilus Gold Corp. ø 1,349,500 390,113
Troilus Gold Corp. * 94,800 29,974
West Red Lake Gold Mines
Ltd. * † 958,900 383,147
54,564,922
Ghana : 0.6%
Galiano Gold, Inc. (CAD) * 451,627 555,491
Underline
Ivory Coast : 2.0%
Montage Gold Corp. (CAD) * 773,000 1,751,141
Underline
Number
of Shares Value
South Africa : 8.7%
Anglogold Ashanti Plc (USD) 113,700 $ 4,220,544
Gold Fields Ltd. (ADR) 154,500 3,412,905
7,633,449
United States : 6.8%
Newmont Corp. 104,931 5,066,069
Royal Gold, Inc. 5,700 932,007
5,998,076
Total Common Stocks
(Cost: $49,878,328) 83,383,212
WARRANTS : 0.0%
(Cost: $0)
Canada : 0.0%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26∞
ø 518,048 21,240
EXCHANGE TRADED FUND : 4.0% (a)
(Cost: $2,599,356)
United States : 4.0%
SPDR Gold MiniShares
Trust * 57,100 3,533,919
MONEY MARKET FUND : 2.5%
(Cost: $2,191,752)
Invesco Treasury Portfolio -
Institutional Class 2,191,752 2,191,752
Underline
Total Investments Before Collateral for
Securities Loaned: 101.0%
(Cost: $54,669,436) 89,130,123
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.2%
Money Market Fund: 0.2%
(Cost: $173,077)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 173,077 173,077
Total Investments: 101.2%
(Cost: $54,842,513) 89,303,200
Liabilities in excess of other assets: (1.2)% (1,036,476)
NET ASSETS: 100.0% $ 88,266,724
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $230,863.

VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
ø Restricted Security – the aggregate value of restricted securities is $853,391, or 1.0% of net assets
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
Restricted securities held by the Fund as of March 31, 2025 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Liberty Gold Corp.
 *
05/17/2024 518,048 $ 0 $ 21,240 0.0%
Omai Gold Mines Corp. 01/28/2025 1,551,500 323,285 442,038 0.5%
Troilus Gold Corp. 02/04/2025 1,349,500 329,894 390,113 0.5%
$653,179 $853,391 1.0%